Institutional, P, Administrative, D Prospectus | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2013

Shares of all series of Allianz Funds except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Dated August 28, 2013

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and

AllianzGI Money Market Fund (each, a “Fund,” and collectively, the “Funds”)

On October 9-10, 2013, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2013 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Institutional, P, Administrative, D Prospectus AllianzGI Opportunity Fund		Institutional	P	Administrative	D
Management Fees		0.95%	1.05%	0.95%	1.05%
Distribution and/or Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.97%	1.07%	1.22%	1.32%
Expense Reductions	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.92%	1.02%	1.17%	1.27%
[1]	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Institutional, P, Administrative, D Prospectus AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	94	304	531	1,185
P	104	335	585	1,301
Administrative	119	382	666	1,473
D	129	413	719	1,586

Please retain this Supplement for future reference.